UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09541
                                   ------------

         AmeriPrime Advisors Trust

431 North Pennsylvania Avenue, Indianapolis, IN  46204

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317) 917-7000
                                                    ------------------

Date of fiscal year end:   09/04
                        ------------

Date of reporting period:  09/30/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================
                          IRON MARKET OPPORTUNITY FUND
================================================================================












                                  ANNUAL REPORT

                               SEPTEMBER 30, 2004








                                  FUND ADVISOR:

                                 IRON FINANCIAL
                              TWO NORTHFIELD PLAZA
                                    SUITE 250
                              NORTHFIELD, IL 60093
                            TOLL FREE: (877) 322-0575

                       MANAGEMENT DISCUSSION AND ANALYSIS

FACTORS AFFECTING THE FUND'S PERFORMANCE OVER THE PAST YEAR

         The Iron Market Opportunity Fund has outperformed its benchmark, The Merrill Lynch 1-3 Year US Treasury Bond Index, by more than 1% over the last fiscal year. This was accomplished in part by positioning a portion of the portfolio in securities that adjust or float with increases in short term interest rates. As the fed fund rate has increased from 1% to 1.75% over the last year, this strategy has proved to be effective. We anticipate the fund's adjustable and floating rate positions will continue to perform well in the coming months as short term interest rates continue to trend higher.
         As compared to the Fund's benchmark, the portfolio has maintained a heavy position in government agency bonds. These bonds have provided the Fund with increased yield over treasuries while maintaining low credit risk. At the same time, due to low yields and narrow credit spreads, we have found it prudent to limit the Fund's exposure to lower quality debt at this time. By utilizing this overall strategy in the current environment, our hope is for the Fund to provide attractive current income with low volatility in share price over the next year.

                                                                 1 YEAR                AVERAGE ANNUAL
                                                                AVERAGE                 TOTAL RETURN
                                                                 ANNUAL               SINCE INCEPTION
                                                              TOTAL RETURN           (OCTOBER 11, 2001)
                                                         -----------------------   -----------------------
Iron Market Opportunity Fund*                                    3.12%                     3.01%
Merrill Lynch 1-3 Year US Treasury Bond Index**                  2.06%                     3.17%

        The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns shown for Iron Market Opportunity Fund are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0575.
         * Return figures reflect any change in price per share and assume the reinvestment of all distributions.
         ** The Merrill Lynch 1-3 year US Treasury Bond Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of U.S. Treasury Securities. Individuals cannot invest directly in the Index; however, an individual can invest in ETF's or other investment vehicles that attempt to track the performance of a benchmark index. The Funds are distributed by Unified Financial Securities, Inc., member NASD.

[CHART OMITTED]

COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE IRON MARKET OPPORTUNITY FUND AND THE MERRILL LYNCH 1-3 YEAR US TREASURY BOND INDEX


                      Iron Market     Merrill Lynch

       10/11/2001       10,000.00        10,000.00
       12/31/2001       10,100.50        10,065.50
        3/31/2002       10,223.53        10,070.83
        6/30/2002       10,213.93        10,317.60
        9/30/2002       10,090.38        10,558.85
       12/31/2002       10,337.75        10,657.78
        3/31/2003       10,435.77        10,725.42
        6/30/2003       10,503.14        10,807.16
        9/30/2003       10,590.24        10,851.01
       12/31/2003       10,658.15        10,871.05
        3/31/2004       10,744.51        10,980.56
        6/30/2004       10,828.29        10,859.16
        9/30/2004       10,920.39        10,973.29

     The chart above assumes an initial investment of $10,000 made on October 11, 2001 (commencement of Fund operations) and held through September 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Returns shown are net of all recurring expenses. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

[GRAPH OMITTED]

FUND HOLDINGS - (UNAUDITED)
---------------------------
Iron Market Opportunity Fund Holdings as of September 30, 20041

Fixed Income Mutual Funds -                    60.01%

Government Agency Obligations -                36.91%

Corporate Bonds                                 3.38%

Other Investments                               0.83%

Other assets less liabilities                  (1.13%)
3


   1 As a percent of net assets.
   2 These mutual funds invest at least 65% of total assets in fixed income securities.

The Fund invests primarily in a broad range of fixed income securities (including investments, which may be extensive, in other mutual funds that invest primarily in fixed income securities). Fixed income securities include bonds, notes, mortgage-backed securities, corporate debt, government securities, municipal securities, and short term obligations, such as commercial paper and repurchase agreements.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
----------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 31, 2004 to September 30, 2004.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

Actual Expenses
---------------
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes
--------------------------------------------
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


---------------------------------- -------------------- -------------------------- --------------------------
  IRON MARKET OPPORTUNITY FUND      BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
                                          VALUE                   VALUE                     PERIOD*
                                     MARCH 31, 2004        SEPTEMBER 30, 2004             MARCH 31 -
                                                                                      SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00               $1,016.37                    $3.63
(1.64% return)**
---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,021.40                    $3.64
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------
         * Expenses are equal to the Fund's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).
         ** Not annualized.


IRON MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                        PRINCIPAL
                                                                         AMOUNT                               VALUE
                                                                    -----------------                     -------------
CORPORATE BONDS - 3.38%
Bayerische Landesbank, Series YCD, 11.000%, 9/27/2011 (a)          $ 1,000,000                               $ 995,250
Boeing Capital Corp., 5.650%, 5/15/2006                                 49,000                                  51,177
General Motors Acceptance Corp., 6.750%, 1/15/2006                      200,000                                 208,682
General Motors Acceptance Corp., 7.500%, 7/15/2005                      100,000                                 103,750
General Motors Acceptance Corp., Series SMN2, 3.498%, 11/15/2010 (a)    250,000                                 249,777
General Motors Acceptance Corp., Series SMN2, 3.571%, 6/15/2011 (a)     400,000                                 398,134
Student Loan Mortgage Association, Series MTNA, 4.000%, 7/25/2014     3,000,000                               2,993,730
                                                                                                          ---------------

TOTAL CORPORATE BONDS (Cost $4,980,025)                                                                        5,000,500
                                                                                                          ----------------

MORTGAGE BACKED BONDS - 0.51%
FNMA, Series #2002-42, 5.500%, 1/25/2016                                 73,830                                  74,533
FNMA, Series #2003-91, 3.250%, 9/25/2033 (a)                            465,954                                 465,129
GNMA, Series #2003-75, 5.500%, 9/20/2030                                215,413                                 215,774
                                                                                                           ---------------

TOTAL MORTGAGE BACKED BONDS(Cost $755,485)                                                                      755,436
                                                                                                           ---------------

GOVERNMENT AGENCY BONDS - 36.91%

FEDERAL FARM CREDIT BANK - 0.88%
FFCB, 4.030%, 1/8/2008                                                1,000,000                               1,000,351
FFCB, 4.000%, 5/12/2008                                                 300,000                                 302,812
                                                                                                           ----------------
                                                                                                              1,303,163
                                                                                                           ----------------

FEDERAL HOME LOAN BANK -  15.98%
FHLB Discount Note,  0.000%, 10/01/04 (b)                             5,300,000                               5,300,000
FHLB, Series IF16, 6.353%, 10/4/2016                                    770,000                                 770,294
FHLB, Series VZ11, 3.760%, 5/20/2011 (a)                              1,000,000                               1,000,000
FHLB, Series CX18, 6.000%, 2/5/2018 (a)                                 500,000                                 500,000
FHLB, Series NA16, 6.250%, 12/13/2016                                 1,000,000                               1,007,467
FHLB, 2.200%, 7/28/2006                                                 250,000                                 247,497
FHLB, 3.000%, 10/28/2011 (a) (c)                                        850,000                                 845,520
FHLB, 6.000%, 9/17/2014 (a)                                           1,900,000                               1,900,000
FHLB, 2.125%, 12/14/2005                                                540,000                                 537,965
FHLB, 3.600%, 7/15/2019 (a)                                           4,300,000                               4,300,129
FHLB, Series CZ06, 2.100%, 12/29/2006                                    15,000                                  14,732
FHLB, 4.500%, 6/30/2008                                                 500,000                                 508,539
FHLB, 3.550%, 11/7/2007                                                 680,000                                 680,145
FHLB, Series 7R07, 2.500%, 1/29/2007 (a)                              1,000,000                               1,000,207
FHLB, 4.300%, 8/18/2008                                               2,000,000                               2,033,684
FHLB, 3.680%, 8/24/2007                                               2,000,000                               2,018,396
FHLB, 2.000%, 4/15/2009 (a)                                           1,000,000                                 991,191
                                                                                                         ---------------
                                                                                                             23,655,766
                                                                                                         ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.88%
FHLMC, Series MTN, 4.555%, 10/30/2009                                 1,000,000                               1,001,743
FHLMC, 4.375%, 7/30/2009                                              2,000,000                               2,036,398
FHLMC, Series MTN, 3.000%, 11/25/2008 (a)                               500,000                                 504,199
FHLMC, 3.000%, 5/28/2008 (a)                                          2,160,000                               2,162,197
FHLMC, Series MTN, 8.000%, 6/6/2017                                     500,000                                 517,418
FHLMC, 2.290%, 6/2/2009 (a)                                           1,000,000                                 999,936

                                                                                                            --------------
See accompanying notes which are an integral part of the financial statements.                                7,221,891
                                                                                                            --------------


IRON MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
SEPTEMBER 30, 2004

                                                                      PRINCIPAL
GOVERNMENT AGENCY BONDS - 36.91% -CONTINUED                             AMOUNT                                 VALUE
                                                                   ----------------                      ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.17%
FNMA, 4.500%, 5/26/2011 (a)                                           $ 125,000                               $ 125,292
FNMA, 2.610%, 8/18/2006                                                 150,000                                 149,638
FNMA, 3.000%, 8/10/2009 (a)                                           2,000,000                               2,004,252
FNMA, 4.040%, 3/16/2009                                               1,405,000                               1,405,666
FNMA, 5.080%, 12/30/2009                                              1,000,000                               1,006,310
FNMA, 3.010%, 12/29/2006 (a)                                          4,000,000                               4,024,160
FNMA, 4.000%, 8/20/2008                                                 422,000                                 425,944
FNMA, 4.000%, 9/30/2014 (a)                                           3,000,000                               3,004,350
FNMA, 3.000%, 9/30/2009 (a)                                           3,000,000                               3,005,127
FNMA, 5.500%, 7/18/2012                                               3,000,000                               3,054,549
FNMA, 3.000%, 8/18/2006                                               3,000,000                               3,003,432
FNMA, 4.000%, 5/24/2006                                               1,000,000                               1,007,107
FNMA, 5.500%, 10/15/2013                                                250,000                                 250,227
                                                                                                        -----------------
                                                                                                             22,466,054
                                                                                                        -----------------

TOTAL GOVERNMENT AGENCY BONDS (Cost $54,529,648)                                                             54,646,874
                                                                                                        -----------------

MUNICIPAL BONDS - 0.02%

Illinois Community Colleges, 4.500%, 11/1/2009                           25,000                                  25,487
                                                                                                        -----------------

TOTAL MUNICIPAL BONDS (Cost $25,000)                                                                             25,487
                                                                                                        -----------------


                                                                        SHARES
                                                                    -----------
MUTUAL FUNDS - 60.01%
Eaton Vance Floating Rate Mutual Fund                                   143,364                               1,415,003
Fidelity Floating Rate High Income Fund                                  10,124                                 100,532
Franklin Floating Rate Daily Access Fund                              1,237,613                              12,524,648
Gartmore Morley Capital Accumulation Fund - Institutional             1,487,424                              14,874,236
Scudder Preservation Plus Income Fund                                 5,994,838                              59,948,384
                                                                                                        -----------------

TOTAL MUTUAL FUNDS (Cost $89,645,590)                                                                        88,862,803
                                                                                                        -----------------

PREFERRED SECURITIES - 0.26%

FHLMC, 1.141% (a)                                                        10,000                                 390,000
                                                                                                        ------------------

TOTAL PREFERRED SECURITIES (Cost $402,500)                                                                      390,000
                                                                                                        ------------------

MONEY MARKET - 0.04%
First American Prime Obligations Fund,  0.980% (a)                       53,635                                $ 53,635
                                                                                                        -------------------

TOTAL MONEY MARKET (Cost $53,635)                                                                                 53,635
                                                                                                        -------------------

TOTAL INVESTMENTS (Cost $150,391,883) - 101.13%                                                            $ 149,734,735
                                                                                                        --------------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (1.13)%                                                      (1,666,106)
                                                                                                        --------------------

TOTAL NET ASSETS - 100.00%                                                                                 $ 148,068,629
                                                                                                       =====================

(a) Variable rate security; the coupon rate shown represents that rate at September 30, 2004.
(b) Part of the holding is pledged as segregated assets for when issued securities.
(c) When issued security.

                                       6
See accompanying notes which are an integral part of the financial statements.

IRON MARKET OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004



ASSETS
Investments in securities, at value (cost $150,391,883)           $ 149,734,735
Dividends receivable                                                    210,670
Receivable for fund shares sold                                       1,418,226
Interest receivable                                                     372,402
Other receivables                                                         8,989
Receivable for investments sold                                         350,000
Prepaid expenses                                                          1,121
                                                               -----------------
     TOTAL ASSETS                                                   152,096,143
                                                               -----------------

LIABILITIES
Payable for investments purchased                                     1,840,000
Payable for fund shares redeemed                                      2,059,262
Payable to adviser                                                       56,994
Payable to servicing agent                                               36,537
Accrued expenses                                                         34,602
Payable to custodian                                                        119
                                                               -----------------
     TOTAL LIABILITIES                                                4,027,514
                                                               -----------------

NET ASSETS                                                        $ 148,068,629
                                                               =================

NET ASSETS CONSIST OF:
Paid in capital                                                     149,232,686
Accumulated undistributed net investment income                          42,510
Accumulated net realized (loss) from investment transactions           (549,419)
Net unrealized (depreciation) on investments                           (657,148)
                                                               -----------------

NET ASSETS                                                        $ 148,068,629
                                                               =================

Shares outstanding (unlimited number of shares authorized)           14,989,018
                                                               -----------------

Net Asset Value,
Offering and redemption price per share                                  $ 9.88
                                                               =================

                                       7
See accompanying notes which are an integral part of the financial statements.

IRON MARKET OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FISCAL YEAR ENDED SEPTEMBER 30, 2004



INVESTMENT INCOME
Dividend income                                                     $ 2,993,602
Interest income                                                         618,502
                                                                  --------------
  TOTAL INCOME                                                        3,612,104
                                                                  --------------

EXPENSES
Investment adviser fee                                                  968,530
Administration expenses                                                  81,126
Fund accounting expenses                                                 42,913
Custodian expenses                                                       31,118
Transfer agent expenses                                                  17,850
Auditing expenses                                                        15,405
Legal expenses                                                            9,054
Insurance expenses                                                        7,501
Miscellaneous expenses                                                    5,927
Pricing expenses                                                          4,518
Registration expenses                                                     3,207
Trustee expenses                                                          2,805
Printing expenses                                                           941
                                                                  --------------
  TOTAL EXPENSES                                                      1,190,895
Waived fees (a)                                                        (484,265)
                                                                  --------------
Net operating expenses                                                  706,630
                                                                  --------------
NET INVESTMENT INCOME                                                 2,905,474
                                                                  --------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized (loss) on investment securities                           (263,778)
Capital gain distributions from other investment companies              999,895
Change in net unrealized appreciation (depreciation)
   on investment securities                                            (688,575)
                                                                  --------------
Net realized and unrealized gain on investment securities                47,542
                                                                  --------------
Net increase in net assets resulting from operations                $ 2,953,016
                                                                  ==============


(a) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

IRON MARKET OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                               Year ended               Year ended
                                                             September 30, 2004       September 30, 2003
                                                          -----------------------   ----------------------
Operations
  Net investment income                                         $ 2,905,474              $ 1,694,582
  Net realized gain on investment securities                        736,117                  280,514
  Change in net unrealized appreciation (depreciation)             (688,575)                  29,948
                                                            --------------------     ------------------

  Net increase in net assets resulting from operations            2,953,016                2,005,044
                                                             -------------------     -------------------

Distributions
  From net investment income                                     (2,887,782)              (1,728,542)
  From net realized gain                                           (748,902)                       -
                                                             -------------------    -------------------
  Total distributions                                            (3,636,684)              (1,728,542)
                                                             -------------------    -------------------

Capital Share Transactions
  Proceeds from shares sold                                      192,387,048              139,347,296
  Reinvestment of distributions                                    2,799,670                1,553,652
  Amount paid for shares repurchased                            (124,002,439)             (89,967,329)
                                                             -------------------     ------------------
  Net increase in net assets resulting
     from share transactions                                      71,184,279               50,933,619
                                                             -------------------     ------------------

Total Increase in Net Assets                                      70,500,611               51,210,121
                                                             -------------------     ------------------

Net Assets
  Beginning of year                                               77,568,018               26,357,897
                                                             -------------------     ------------------

  End of year                                                  $ 148,068,629             $ 77,568,018
                                                             ===================     ==================

Accumulated undistributed net investment income                     $ 42,510                 $ 24,817
                                                             -------------------     ------------------

Capital Share Transactions
  Shares sold                                                     19,423,908               13,963,230
  Shares issued in reinvestment of distributions                     281,830                  158,225
  Shares repurchased                                             (12,511,424)              (9,029,317)
                                                             -------------------     ------------------

  Net increase from capital share transactions                     7,194,314                5,092,138
                                                             ===========================================

See accompanying notes which are an integral part of the financial statements.
                                       9

IRON MARKET OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

                                                                                                   FOR THE
                                               YEAR ENDED               YEAR ENDED              PERIOD ENDED
                                            SEPTEMBER 30, 2004       SEPTEMBER 30, 2003      SEPTEMBER 30, 2002  (a)
                                           --------------------      -------------------   ---------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period           $ 9.95                   $ 9.75                    $ 10.00
                                           --------------------     --------------------   -------------------
Income from investment operations
  Net investment income (loss)                   0.28                     0.28                      0.38
  Net realized and unrealized gain (loss)        0.02                     0.20                     (0.29)
                                           --------------------     --------------------   --------------------

Total from investment operations                 0.30                     0.48                      0.09
                                           --------------------     --------------------   ---------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.28)                   (0.28)                    (0.34)
  From net realized gain                        (0.09)                       -                         -
                                           --------------------     --------------------   ----------------------
Total distributions                             (0.37)                   (0.28)                     (0.34)
                                           --------------------     --------------------   ----------------------

Net asset value, end of period                 $ 9.88                   $ 9.95                     $ 9.75
                                           =====================    ====================   =======================

TOTAL RETURN                                     3.12%                    4.95%                      0.90% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)             $ 148,069                  $ 77,568                  $ 26,358
Ratio of expenses to average net assets          0.72%                     0.90%                     1.45% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                 1.22%                     1.33%                     1.45% (c)
Ratio of net investment income to
   average net assets                            2.99%                     3.10%                     3.94% (c)
Ratio of net investment income to
   average net assets before waiver              2.49%                     2.67%                     3.94% (c)
Portfolio turnover rate                         59.05%                    92.97%                   626.51%

(a) For the period October 11, 2001 (commencement of operations) to September 30, 2002.
(b) Not annualized.
(c) Annualized.


See accompanying notes which are an integral part of the financial statements.

                          IRON MARKET OPPORTUNITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2004

NOTE 1.  ORGANIZATION

The Iron Market Opportunity Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on July 1, 2001 and commenced operations October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently offered by the Trust. The Fund's investment objective is to maximize total return while maintaining low volatility in share price. The Fund invests primarily in a broad range of fixed income securities (including investments, which may be extensive, in other mutual funds that invest primarily in fixed income securities). The investment adviser to the Fund is Iron Financial Management, Inc (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

 Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                          IRON MARKET OPPORTUNITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2004 - CONTINUED


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended September 30, 2004, there was not an investment loss to reclassify.


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The  Fund's  investment  adviser  is  Iron  Financial   Management,   Inc.  (the
"Adviser").

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended September 30, 2004, the Adviser was contractually entitled to receive fees of $968,530 from the Fund. Effective October 1, 2003, the Adviser has contractually agreed to waive one-half of its management fees through January 28, 2005. For the fiscal year ended September 30, 2004, the Adviser has waived $484,265.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets up to $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal year ended September 30, 2004, Unified earned fees of $81,126 for administrative services provided to the Fund. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as the Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250). For the fiscal year ended September 30, 2004, Unified earned fees of $15,448 from the Fund for transfer agent services provided to the Fund and was reimbursed for $2,402 out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets of $10 million or more). For the fiscal year ended September 30, 2004,

                          IRON MARKET OPPORTUNITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2004 - CONTINUED

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES- CONTINUED

Unified earned fees of $42,913 from the Fund for fund accounting services provided to the Fund. Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 that permits the Fund to pay certain distribution and promotion expenses related to marketing shares of the Fund; however the plan has not been activated. As a result there were no 12b-1 payments made to the Distributor for the period ended September 30, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the fiscal year ended September 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

PURCHASES
     U.S. Government Obligations   $ 71,594,095
     Other                           52,615,189
SALES
     U.S. Government Obligations   $ 22,267,230
     Other                           33,780,446

As of September 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation                $ 183,571
Gross depreciation                 (840,719)
                                ------------
Net depreciation
  on investments                 $ (657,148)
                                ============

At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $150,391,883. The difference between book cost and tax cost represents a deferral of losses on wash sales in the amount of $1,807.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2004, Fabco & Co. owned 61.89% of the Fund, for the benefit of others.

                          IRON MARKET OPPORTUNITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2004 - CONTINUED




NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during fiscal years 2004 and 2003 was as follows:
                                           2004                2003
                                           ----                ----
Distributions paid from
   Ordinary Income                         2,887,782          $ 1,728,542
   Short-term Capital Gain                   590,189                    -
   Long-term Capital Gain                    158,713                    -
                                      ---------------    -----------------
                                         $ 3,636,684          $ 1,728,542
                                      ===============    =================

For the fiscal year ended September 30, 2004, the Fund paid quarterly distributions of net investment income totaling $0.2804 per share. Capital gain distributions in the amount of $0.0939 per share were paid December 30, 2003, to shareholders of record on December 29, 2003.


As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                 $ 42,510
Undistributed long-term capital gain/(accumulated losses)          (547,490)
Unrealized appreciation/(depreciation)                             (659,077)
                                                             ---------------
                                                               $ (1,164,057)
                                                             ===============


The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 8. CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Funds of its intention to resign as the Funds' independent auditors upon selection of replacement auditors.

On March 14, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was approved by both the Audit Committee and the Board of Trustees.

McCurdy's report on the Fund's financial statements as of September 30, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Fund and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, that, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                     --------------------------------------------------------

To The Shareholders and
Board of Trustees
Iron Market Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Iron Market Opportunity Fund as of September 30, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended September 30, 2003 and the financial highlights for the periods indicated prior to September 30, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of September 30, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Iron Market Opportunity Fund as of September 30, 2004, the results of its operations, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

   /s/ Cohen McCurdy
---------------------

Westlake, Ohio
November 23, 2004


TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------
INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, July 2002 to present                         Funds since 1995 and Unified Series Trust since December 2002.
                                                      Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Funds since
Trustee, November 2002 to present                     December 2002 and Unified Series Trust since December 2002.
                                                      Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Trustee, November 2002 to present                     automotive equipment manufacturing company, 1990 to present;
                                                      Trustee, The Unified Funds, from 1994 to 2002; Trustee,
                                                      Firstar Select Funds, a REIT mutual fund, from 1997 to 2000.
                                                      Trustee of AmeriPrime Funds since December 2002 and Unified
                                                      Series Trust since December 2002.  Trustee of CCMI Funds since
                                                      June 2003.
----------------------------------------------------- ----------------------------------------------------------------

Interested Trustees and Principal Officers

--------------------------------------------------- ------------------------------------------------------------------
Name, Address*, (Date of Birth), Position with      Principal Occupation During Past 5 Years
Fund Complex,** Term of Position with Trust         and Other Directorships
--------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------- ------------------------------------------------------------------
Timothy L. Ashburn (1950)***                        Employed by Unified Financial Services, Inc., Chairman of
                                                    Unified Financial Services, Inc. from 1989 to 2004, Chief Executive
                                                    Officer from 1989 to 1992 and 1994 to April 2002, and President November
                                                    1997 to April 2000.Trustee of AmeriPrime Funds since December 2002 1994 to
                                                    April 2002, and Unified Series Trust since October 2002.  Trustee of CCMI
Trustee and Chairman, November 2002 to present      Funds since June 2003.
President, December 2002 to July 2004
Asst. Secretary, December 2003 to present
Secretary, June 2003 to December 2003

--------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)****
                                                    Chief Executive Officer, Director and legal counsel
                                                    of The Webb Companies, a  national real estate company,
                                                    from 2001 to present; Executive Vice President
Trustee, November 2002 to present                   and Director of The Webb Companies from 1990 to 2000;
                                                    Director, First State Financial, from 1998 to present;
                                                    Director, Vice President and legal counsel for The
                                                    Traxx Companies, an owner and operator of convenience stores, from 1989 to present. Trustee of AmeriPrime Funds since December
                                                    2002 and Unified Series Trust since December 2002.  Trustee of
                                                    CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc. since
                                                    June 2004; Senior Vice President of Unified Fund Services, Inc.
President, July 2004 to present                     April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services since 1997.
--------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and Distributor; Director, Unified Financial
2002 to present                                     Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime
                                                    Funds since October 2002 and Unified Series Trust since
                                                    December 2002. CFO of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr. (1970)                          Vice President, Unified Fund Services, Inc., December 2003 to
                                                    present; Employed by U.S. Bancorp, 1998 to December 2003.
Secretary, September 2004 to present                Secretary of AmeriPrime Funds, Unified Series Trust, and CCMI
                                                    Funds since September 2004; Principal Accounting Officer,
                                                    Lindbergh Funds, since February 2004;
--------------------------------------------------- ------------------------------------------------------------------
* The address for each of the trustees and officers is 431 N. Pennsylvania,
Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
Unified Series Trust. The Fund Complex consists of 26 series.

*** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex. Mr. Ashburn resigned his positions as Trustee and Chairman effective October 13, 2004.

 **** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (877) 322-0575 to request a copy of the SAI or to make shareholder inquiries.

                                                 PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman*
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary

FUND'S ADVISER
Iron Financial
Two Northfield Plaza
Suite 250
Northfield, IL  60093

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Ste. 250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

*Mr. Ashburn resigned his positions as trustee and chairman effective October 14, 2004.

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

               (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
               (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
               (3) Compliance with applicable governmental laws, rules, and regulations;
               (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
               (5)  Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)      Audit Fees
         -----------
         FY 2003           $ 12,710
         FY 2004           $ 13,096




(b)      Audit-Related Fees
         ------------------
                                    Registrant                           Adviser

         FY 2003                      $ 0                                 $ 0
         FY 2004                      $ 0                                 $ 0
         Nature of the fees:



(c)      Tax Fees
         ---------
                                    Registrant                           Adviser
                                    ----------                           -------
         FY 2003           $ 3110                                          $ 0
         FY 2004           $ 675                                           $ 0
         Nature of the fees:        preparation of the 1120 RIC



(d)      ALL OTHER FEES
         --------------
                        Registrant                                  Adviser

         FY 2003           $ 0                                         $  0
         FY 2004           $ 670                                       $  0
         Nature of the fees:    consents


(e)      (1)       AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                   ---------------------------------------
            The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


         (2)       PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
                   -------------------------------------------------------
          None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


     (f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                           Registrant                    Adviser

         FY 2003           $  3,110                          $  0
         FY 2004           $  1,345                          $  0

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.   Not Applicable - Schedule Filed With Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not Applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
          The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)   Code is filed herewith.- Annual

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmeriPrime Advisor's Trust

By
*        /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date December 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date December 3, 2004

By
*        /s/ Thomas G. Napurano
         Thomas G. Napurano, Chief Financial Officer and Treasurer

Date     December 3, 2004                                              `